UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	1/1/2012
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total:	1,171,631

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABAXIS INC                     COM              002567105     7153   266400 SH       SOLE                   208300             58100
ALTERA CORPORATION             COM              021441100      539    15148 SH       SOLE                    15148
AMAZON.COM, INC.               COM              023135106      788     4379 SH       SOLE                     4379
AMERICAN SUPERCONDUCTOR CORP.  COM              030111108    10601   370800 SH       SOLE                   286100             84700
AMERIGON INC.                  COM              03070L300    17211  1581900 SH       SOLE                  1220300            361600
ARUBA NETWORKS INC.            COM              043176106    16992   813800 SH       SOLE                   627700            186100
BALCHEM CORP.                  COM              057665200     8851   261800 SH       SOLE                   203200             58600
BIO-REFERENCE LABS INC         COM              09057G602    12640   569900 SH       SOLE                   439600            130300
BJ's RESTAURANTS, INC.         COM              09180c106    21169   597500 SH       SOLE                   460900            136600
BLUE NILE INC                  COM              09578R103      557     9756 SH       SOLE                     9756
BOTTOMLINE TECHNOLOGIES        COM              101388106    18325   844100 SH       SOLE                   651100            193000
BRAVO BRIO RESTAURANT GROUP    COM              10567B109    13536   706100 SH       SOLE                   542200            163900
CARBO CERAMICS INC COM         COM              140781105    17933   173200 SH       SOLE                   133500             39700
CAVIUM NETWORKS, INC.          COM              14965A101    25634   680300 SH       SOLE                   524700            155600
CEPHEID INC.                   COM              15670R107    20677   908900 SH       SOLE                   700700            208200
CH ROBINSON WORLDWIDE INC.     COM              12541W209      561     6993 SH       SOLE                     6993
CHIPOTLE MEXICAN GRILL         COM              169656105     5566    26172 SH       SOLE                    20121              6051
CITRIX SYS INC COM             COM              177376100      894    13064 SH       SOLE                    13064
COGNEX CORP                    COM              192422103    24133   820300 SH       SOLE                   632700            187600
COINSTAR INC.                  COM              19259P300    11395   201900 SH       SOLE                   155700             46200
COMPASS MINERALS INTERNATIONAL COM              20451N101      717     8032 SH       SOLE                     8032
COMPUTER PROGRAMS & SYS INC CO COM              205306103    13916   297100 SH       SOLE                   229200             67900
COMSCORE INC.                  COM              20564W105     8835   395500 SH       SOLE                   303900             91600
CONCUR TECHNOLOGIES INC        COM              206708109    16783   323179 SH       SOLE                   253379             69800
CYBERONICS INC                 COM              23251P102    13739   442900 SH       SOLE                   340300            102600
CYPRESS SEMICOMDUCTOR CORP.    COM              232806109    27788  1495588 SH       SOLE                  1154388            341200
DICE HOLDINGS INC.             COM              253017107    13426   935600 SH       SOLE                   718800            216800
DONALDSON COMPANY, INC.        COM              257651109      480     8229 SH       SOLE                     8229
DTS INC.                       COM              23335C101    18767   382600 SH       SOLE                   295100             87500
ECOLAB INC.                    COM              278865100      715    14188 SH       SOLE                    14188
EVERCORE PARTNERS INC. CLASS A COM              29977A105    14950   439700 SH       SOLE                   339100            100600
EXAMWORKS GROUP INC.           COM              30066A105    11524   623600 SH       SOLE                   479200            144400
EXPEDITORS INTL WASH INC       COM              302130109      977    17894 SH       SOLE                    17894
FACTSET RESH SYS INC           COM              303075105      885     9442 SH       SOLE                     9442
FASTENAL CO                    COM              311900104      997    16638 SH       SOLE                    16638
FINANCIAL ENGINES INC.         COM              317485100    19265   971500 SH       SOLE                   749200            222300
FINISAR CORP                   COM              31787A507     8551   288000 SH       SOLE                   222000             66000
FLIR SYSTEMS, INC.             COM              302445101      481    16177 SH       SOLE                    16177
FMC TECHNOLOGIES, INC.         COM              30249U101      749     8427 SH       SOLE                     8427
GENOMIC HEALTH INC.            COM              37244C101     6038   282300 SH       SOLE                   218200             64100
GENTEX CORPORATION             COM              371901109     1287    43525 SH       SOLE                    43525
GLOBAL GEOPHYSICAL SERVICES    COM              37946S107     7262   699600 SH       SOLE                   542600            157000
GRAND CANYON EDUCATION INC.    COM              38526M106    10880   555400 SH       SOLE                   428500            126900
GREEN DOT CORP                 COM              39304D102    20109   354400 SH       SOLE                   273300             81100
GREEN MOUNTAIN COFFEE ROASTERS COM              393122106    12406   377550 SH       SOLE                   291300             86250
HAEMONETICS CORP/MASS          COM              405024100      658    10407 SH       SOLE                    10407
HEICO CORP.                    COM              422806109    17371   340400 SH       SOLE                   262700             77700
HIBBETT SPORTs INC.            COM              428567101    20140   545800 SH       SOLE                   421000            124800
HMS HOLDINGS CORP              COM              40425J101    19269   297500 SH       SOLE                   229500             68000
HUB GROUP INC. CL A            COM              443320106    21804   620500 SH       SOLE                   478500            142000
INFORMATICA CORP.              COM              45666Q102    22571   512634 SH       SOLE                   395434            117200
INTERCONTINENTAL EXCHANGE      COM              45865V100      949     7967 SH       SOLE                     7967
IXIA                           COM              45071R109    18253  1087800 SH       SOLE                   838900            248900
K12 INC                        COM              48273U102    13112   457500 SH       SOLE                   353100            104400
KNIGHT TRANSPORT INC           COM              499064103    10005   526600 SH       SOLE                   406700            119900
LOGMEIN INC.                   COM              54142L109    20693   466700 SH       SOLE                   359900            106800
LULULEMON ATHLETICA INC.       COM              550021109    23865   348800 SH       SOLE                   269000             79800
LUMINEX CORP                   COM              55027E102    13460   736300 SH       SOLE                   567900            168400
MIDDLEBY CORP                  COM              596278101    22506   266600 SH       SOLE                   205500             61100
MSCI INC.                      COM              55354G100      731    18760 SH       SOLE                    18760
NATUS MEDICAL INC              COM              639050103     9027   636600 SH       SOLE                   491100            145500
O REILLY AUTOMOTIVE INC        COM              67103H107      943    15607 SH       SOLE                    15607
PERFICIENT INC.                COM              71375U101    13036  1042900 SH       SOLE                   804100            238800
POWER INTEGRATIONS INC         COM              739276103     5377   133900 SH       SOLE                   103200             30700
PRICELINE.COM INC              COM              741503403     1295     3242 SH       SOLE                     3242
QLIK TECHNOLOGIES INC.         COM              74733T105    14857   574300 SH       SOLE                   440800            133500
QUALITY SYS INC COM            COM              747582104    17567   251600 SH       SOLE                   194100             57500
RBC BEARINGS INC.              COM              75524B104     9727   248900 SH       SOLE                   192700             56200
REALD INC.                     COM              75604L105     5539   213700 SH       SOLE                   164700             49000
REALPAGE INC.                  COM              75606N109    18607   601600 SH       SOLE                   463800            137800
RESMED INC                     COM              761152107      733    21149 SH       SOLE                    21149
RIVERBED TECHNOLOGY INC        COM              768573107    20733   589500 SH       SOLE                   454600            134900
ROVI CORP.                     COM              779376102      753    12138 SH       SOLE                    12138
RUE 21                         COM              781295100    14508   495000 SH       SOLE                   382000            113000
SALIX PHARMACEUTICALS LTD      COM              795435106    36061   767900 SH       SOLE                   592600            175300
SAPIENT CORPORATION            COM              803062108    15639  1292500 SH       SOLE                   996800            295700
SEMILEDS CORP.                 COM              816645105     8419   289800 SH       SOLE                   223100             66700
SIGNATURE BANK                 COM              82669G104    28960   578500 SH       SOLE                   446100            132400
SOURCEFIRE INC.                COM              83616T108    12003   462900 SH       SOLE                   357100            105800
STRATASYS INC                  COM              862685104    14838   454600 SH       SOLE                   351100            103500
SUCCESSFACTORS                 COM              864596101    20518   708500 SH       SOLE                   546500            162000
SXC HEALTH SOLUTIONS CORP      COM              78505P100    26599   620600 SH       SOLE                   478800            141800
SYNCHRONOSS TECHNOLOGIES INC.  COM              87157B103    21341   799000 SH       SOLE                   616300            182700
TECHNE CORP                    COM              878377100      508     7730 SH       SOLE                     7730
THE FRESH MARKET INC.          COM              35804H106    13522   328200 SH       SOLE                   253000             75200
THORATEC CORP.                 COM              885175307     9306   328600 SH       SOLE                   253400             75200
TRIMBLE NAVIGATION LTD         COM              896239100     1443    36127 SH       SOLE                    36127
ULTA SALON COSMETICS & FRAGRAN COM              90384S303    21345   627800 SH       SOLE                   484600            143200
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    29684   610414 SH       SOLE                   474414            136000
VERA BRADLEY INC.              COM              92335C106    11784   357100 SH       SOLE                   275500             81600
VITAL IMAGES INC.              COM              92846N104     5825   416700 SH       SOLE                   322200             94500
VOLCANO CORP.                  COM              928645100    22665   829900 SH       SOLE                   640500            189400
VeriFone Holdings, Inc.        COM              92342Y109      594    15403 SH       SOLE                    15403
WABASH NATIONAL CORP.          COM              929566107    12730  1074300 SH       SOLE                   828700            245600
WESTPORT INNOVATIONS           COM              960908309    14186   766000 SH       SOLE                   591000            175000
WOODWARD INC.                  COM              980745103     5919   157600 SH       SOLE                   121100             36500
ZUMIEZ INC                     COM              989817101    12967   482600 SH       SOLE                   372300            110300